Wholesale financing transactions carried out by group operations (Details) € in Millions	Dec. 31, 2025 EUR (€)
Jan-25 [Member] | 7.750% [Member] | Jan-32 [Member] | Perpetual [Member] | United States of America, Dollars
Type of Issue [Line Items]
AT1	€ 1,000
Feb-25 [Member] | 4.000% [Member] | Feb-32 [Member] | Feb-37 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Tier 2	1,000
Jul-25 [Member] | 3.125% [Member] | Jul-30 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior non-preferred	1,000
Aug-25 [Member] | 3.750% [Member] | Aug-35 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior non-preferred	1,000
Nov-25 [Member] | 5.625 [Member] | Nov-32 [Member] | Perpetual [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
AT1	€ 1,000